Offerings - Offering: 1	Sep. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	144,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 144,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.89
Offering Note	None